Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 12 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Parties considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

A.	Transactions:

	Year ended December 31,
	2021	2020	2019

Revenues- Related Parties	$888	--	--
Severance payment to former Company CEO (2)	--	$234	--

B.	Balances:
	December 31,
	2021	2020

Deferred revenues (1)	--	$632

Other current assets (2)	$87	--

Severance expenses to former Company CEO (3)	--	$234

(1)	See Notes 6C and 6D above.

(2)	See Note 6D above.

(3)	In December 2020, the Company’s former CEO was terminated. According to his employment agreement, the Company paid severance compensation in the amount of $234 in January 2021